UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 96.0%
	Brazil – 5.4%
7,400	Banco Bradesco S.A.	$81,686
6,200	Banco do Brasil S.A.	88,159
2,500	Banco Santander Brasil S.A. - ADR	33,250
22,000	Banestes S.A. Banco do Estado do Espirito Santo	28,350
15,700	CCR S.A.	64,053
4,000	Centrais Eletricas Brasileiras S.A. *	41,018
5,300	EDP - Energias do Brasil S.A.	24,399
3,500	Engie Brasil Energia S.A.	40,161
6,200	IRB Brasil Resseguros S/A	144,936
11,517	Itausa - Investimentos Itau S.A.	48,945
62,300	JBS S.A.	257,761
361	LOG Commercial Properties e Participacoes S.A. *	1,904
12,800	Petroleo Brasileiro S.A. - ADR	208,640
4,200	Qualicorp Consultoria e Corretora de Seguros SA	18,252
1,700	SLC Agricola S.A.	20,649
1,700	Smiles Fidelidade S.A.	20,835
345	Suzano Papel e Celulose S.A. - ADR	8,604
13,800	Telefonica Brasil S.A. - ADR	184,920
16,500	Tupy S.A.	82,428
33,974	Vale S.A. - ADR	422,637
3,200	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	18,329
		1,839,916
	Chile – 1.4%
87,831	AES Gener S.A.	26,653
7,412	AntarChile S.A.	113,022
106,864	Blumar S.A.	46,821
2,700	Cia Cervecerias Unidas S.A. - ADR	75,357
116,663	Colbun S.A.	26,506
16,388	Empresas CMPC S.A.	59,225
4,200	Enel Americas S.A. - ADR	43,428
7	Enel Chile S.A. - ADR	38
10,046	Engie Energia Chile S.A.	20,221
45,126	Grupo Security S.A.	20,437
4,099,710	Itau Corp.Banca	41,197
		472,905
	China – 30.9%
252,000	361 Degrees International Ltd.	54,641
24,000	Agile Group Holdings Ltd.	31,894
31,300	Agricultural Bank of China Ltd. - Class A	17,441
358,000	Agricultural Bank of China Ltd. - Class H	169,497
6,200	Alibaba Group Holding Ltd. - ADR *	1,044,638
20,000	Angang Steel Co., Ltd. - Class H	15,045

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
13,500	Anhui Conch Cement Co., Ltd. - Class H	$73,620
24,000	Anhui Expressway Co., Ltd. - Class H	15,322
146,000	APT Satellite Holdings Ltd.	63,258
446,000	Bank of China Ltd. - Class H	207,365
194,000	Bank of Communications Co., Ltd. - Class H	164,909
45,295	Bank of Nanjing Co., Ltd. - Class A	47,378
256,000	CGN New Energy Holdings Co., Ltd.	35,853
21,000	China Aircraft Leasing Group Holdings Ltd.	22,568
130,000	China Aoyuan Property Group Ltd.	99,664
189,000	China CITIC Bank Corp. Ltd. - Class H	123,132
120,000	China Communications Services Corp. Ltd. - Class H	112,658
10,000	China Conch Venture Holdings Ltd.	33,444
431,000	China Construction Bank Corp. - Class H	388,242
839,000	China Datang Corp. Renewable Power Co., Ltd. - Class H	104,084
463,000	China Everbright Bank Co., Ltd. - Class H	223,505
23,000	China Evergrande Group	72,545
56,000	China Jinmao Holdings Group Ltd.	28,427
37,000	China Lesso Group Holdings Ltd.	20,714
24	China Literature Ltd. * 1	119
33,000	China Longyuan Power Group Corp. Ltd. - Class H	24,704
68,000	China Lumena New Materials Corp. * 2, 3	—
52,000	China Machinery Engineering Corp. - Class H	25,623
6,000	China Metal Recycling Holdings Ltd. * 2, 3	—
22,200	China Minsheng Banking Corp. Ltd. - Class A	19,772
178,000	China Minsheng Banking Corp. Ltd. - Class H	136,363
47,000	China Mobile Ltd.	494,312
36,000	China National Building Material Co., Ltd. - Class H	28,728
20,000	China Overseas Land & Investment Ltd.	75,442
166,000	China Petroleum & Chemical Corp. - Class H	138,806
18,000	China Railway Construction Corp. Ltd. - Class H	24,996
88,000	China Resources Cement Holdings Ltd.	89,374
22,000	China Resources Land Ltd.	85,838
65,500	China Shenhua Energy Co., Ltd. - Class H	166,701
109,000	China Shineway Pharmaceutical Group Ltd.	127,862
229,000	China Suntien Green Energy Corp. Ltd. - Class H	62,459
290,000	China Telecom Corp. Ltd. - Class H	157,447
20,500	China Tian Lun Gas Holdings Ltd.	20,798
130,000	China Unicom Hong Kong Ltd.	148,911
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	13,170
118,000	CNOOC Ltd.	197,227
420,000	Concord New Energy Group Ltd.	17,711
78,000	Consun Pharmaceutical Group Ltd.	58,816
54,000	Country Garden Holdings Co., Ltd.	76,760
1,760,000	CP Pokphand Co., Ltd.	141,635

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
230,000	Dah Chong Hong Holdings Ltd.	$84,828
25,000	Daqin Railway Co., Ltd. - Class A	31,966
5,900	Fangda Carbon New Material Co., Ltd. - Class A	16,189
66,000	Far East Horizon Ltd.	68,126
32,000	Future Land Development Holdings Ltd.	27,115
93,000	Goldlion Holdings Ltd.	38,635
16,474	Gree Electric Appliances, Inc. of Zhuhai - Class A *	102,981
4,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	15,470
46,000	Hisense Home Appliance Group Co., Ltd. - Class H	47,124
144,000	Huaneng Renewables Corp. Ltd. - Class H	41,525
205,000	Huishang Bank Corp. Ltd. - Class H	91,502
420,000	Industrial & Commercial Bank of China Ltd. - Class H	326,282
7,000	Industrial Bank Co., Ltd. - Class A	17,215
26,000	Kunlun Energy Co., Ltd.	27,776
66,000	Lee & Man Chemical Co., Ltd.	45,087
38,000	Lenovo Group Ltd.	27,742
20,000	Logan Property Holdings Co., Ltd.	27,219
50,000	Lonking Holdings Ltd.	16,898
81,500	Luye Pharma Group Ltd. [1]	60,895
36,000	Maanshan Iron & Steel Co., Ltd. - Class H	17,279
787,000	Maoye International Holdings Ltd.	56,333
12,000	Nexteer Automotive Group Ltd.	18,167
226,000	Overseas Chinese Town Asia Holdings Ltd.	72,789
339,000	PAX Global Technology Ltd.	148,669
104,000	PetroChina Co., Ltd. - Class H	67,123
320,000	Postal Savings Bank of China Co., Ltd. - Class H [1]	180,080
36,000	Qingdao Port International Co., Ltd. - Class H * 1	22,426
294,000	Qingling Motors Co., Ltd. - Class H	75,785
27,000	Regal International Airport Group Co., Ltd.	23,220
13,800	Sany Heavy Industry Co., Ltd. - Class A	18,881
66,000	Shengjing Bank Co., Ltd. - Class H [1]	29,121
85,800	Shenzhen Overseas Chinese Town Co., Ltd. - Class A	82,375
37,000	Shimao Property Holdings Ltd.	105,363
66,000	Shougang Fushan Resources Group Ltd.	14,041
129,500	Sino-Ocean Group Holding Ltd.	63,651
36,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	17,105
108,000	Sinotruk Hong Kong Ltd.	200,034
25,000	Spring Real Estate Investment Trust - REIT	11,452
803,000	Springland International Holdings Ltd.	160,923
191,000	TCL Electronics Holdings Ltd.	90,868
30,100	Tencent Holdings Ltd.	1,339,882
56,500	Texhong Textile Group Ltd.	75,761
184,000	Tianjin Port Development Holdings Ltd.	21,877
70,000	Tianneng Power International Ltd.	65,336

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
364,000	Time Watch Investments Ltd.	$53,520
28,700	Weichai Power Co., Ltd. - Class A	38,080
96,000	Weichai Power Co., Ltd. - Class H	129,564
140,000	Weiqiao Textile Co. - Class H	49,893
256,000	Xingda International Holdings Ltd.	74,475
72,000	Xinhua Winshare Publishing and Media Co., Ltd. - Class H	51,903
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	69,873
88,000	Yunnan Water Investment Co., Ltd. - Class H	24,970
28,000	Yuzhou Properties Co., Ltd.	13,897
5,100	YY, Inc. - ADR *	354,093
		10,456,802
	Colombia – 0.7%
5,371	Banco de Bogota S.A.	103,442
4,500	Ecopetrol S.A. - ADR	84,825
64,732	Grupo Aval Acciones y Valores S.A.	22,515
2,600	Grupo Aval Acciones y Valores S.A. - ADR	18,018
		228,800
	Czech Republic – 0.2%
2,150	CEZ A.S.	54,273

	Egypt – 0.2%
13,181	Credit Agricole Egypt SAE	31,834
33,683	Faisal Islamic Bank of Egypt	31,283
		63,117
	Greece – 0.3%
1,902	Aegean Airlines S.A.	16,545
692	Autohellas S.A.	17,464
2,693	Bank of Greece	40,994
659	Motor Oil Hellas Corinth Refineries S.A.	16,438
		91,441
	Hungary – 0.1%
11,641	Magyar Telekom Telecommunications PLC	19,671
401	OTP Bank Nyrt	16,543
		36,214
	India – 8.4%
21,974	Ashok Leyland Ltd.	25,203
6,156	Balmer Lawrie & Co., Ltd.	16,300
68,088	Balrampur Chini Mills Ltd. *	98,104
17,801	Coal India Ltd.	56,338
2,046	Cyient Ltd.	17,579
1,370	GAIL India Ltd. - GDR	38,360
7,269	Gayatri Projects Ltd. *	17,466

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	India (Continued)
11,391	GHCL Ltd.	$40,135
113,578	Granules India Ltd.	146,561
2,538	Graphite India Ltd.	20,249
10,344	Greaves Cotton Ltd.	17,883
38,578	Gujarat Ambuja Exports Ltd.	113,393
22,239	HCL Technologies Ltd.	315,002
1,194	Hero MotoCorp Ltd.	43,985
14,858	Hindalco Industries Ltd.	43,775
11,468	Hindustan Petroleum Corp. Ltd.	37,832
7,998	Indiabulls Housing Finance Ltd.	75,112
6,326	Indiabulls Housing Finance Ltd. - GDR	59,124
22,604	Indian Oil Corp. Ltd.	43,632
16,005	Jain Irrigation Systems Ltd.	13,793
4,247	JB Chemicals & Pharmaceuticals Ltd.	18,962
12,647	JSW Steel Ltd.	49,018
7,668	Jubilant Life Sciences Ltd.	76,086
2,759	Kaveri Seed Co., Ltd.	23,411
705	Maharashtra Scooters Ltd.	32,077
10,291	Mahindra CIE Automotive Ltd. *	34,169
39,009	Mangalore Refinery & Petrochemicals Ltd.	37,370
25,861	Muthoot Finance Ltd.	182,178
20,798	Nava Bharat Ventures Ltd.	31,249
6,426	NIIT Technologies Ltd.	118,799
16,198	NMDC Ltd.	22,141
24,642	NTPC Ltd.	48,454
31,591	Oil & Natural Gas Corp. Ltd.	62,883
12,130	Oil India Ltd.	28,634
17,921	Petronet LNG Ltd.	57,491
127,302	Power Finance Corp. Ltd.	185,923
17,631	Power Grid Corp. of India Ltd.	46,847
72,274	REC Ltd.	127,147
9,772	Sun TV Network Ltd.	73,031
5,334	Tata Steel Ltd.	35,918
7,389	Tata Steel Ltd. - GDR	50,319
6,745	Tech Mahindra Ltd.	69,595
39,121	Trident Ltd.	36,869
5,756	TV Today Network Ltd.	28,545
8,500	Vedanta Ltd. - ADR	94,945
28,837	Vijaya Bank	17,919
4,600	Wipro Ltd. - ADR	26,174
		2,855,980
	Indonesia – 2.6%
155,200	Adira Dinamika Multi Finance Tbk P.T.	108,854

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Indonesia (Continued)
10,000	Bank Central Asia Tbk P.T.	$20,229
85,200	Bank Negara Indonesia Persero Tbk P.T.	55,589
121,700	Bank Rakyat Indonesia Persero Tbk P.T.	33,734
129,100	Bank Tabungan Pensiunan Nasional Tbk P.T.	35,018
213,600	BFI Finance Indonesia Tbk P.T.	10,625
63,300	Bukit Asam Tbk P.T.	19,585
128,300	Erajaya Swasembada Tbk P.T.	21,090
41,400	Indah Kiat Pulp & Paper Corp. Tbk P.T.	38,765
94,200	Indomobil Sukses Internasional Tbk P.T.	22,222
175,100	Japfa Comfeed Indonesia Tbk P.T.	36,778
166,300	Link Net Tbk P.T.	51,892
70,400	Matahari Department Store Tbk P.T.	35,389
338,900	Media Nusantara Citra Tbk P.T.	20,564
795,100	Mitra Pinasthika Mustika Tbk P.T. *	51,863
223,000	Perusahaan Gas Negara Persero Tbk	41,192
290,400	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	30,567
505,600	Salim Ivomas Pratama Tbk P.T.	18,472
1,426,000	Sri Rejeki Isman Tbk P.T.	34,680
2,136,200	Tunas Baru Lampung Tbk P.T.	147,622
21,900	United Tractors Tbk P.T.	40,390
123,300	Wijaya Karya Persero Tbk P.T.	16,784
		891,904
	Malaysia – 2.5%
64,600	AirAsia Group Bhd	48,157
67,700	AMMB Holdings Bhd	74,647
98,900	Astro Malaysia Holdings Bhd	40,671
45,500	Berjaya Sports Toto Bhd	25,137
48,700	Bermaz Auto Bhd	26,038
27,900	Genting Bhd	47,368
22,600	Hai-O Enterprise Bhd	15,359
32,900	Hong Leong Financial Group Bhd	158,591
15,800	Keck Seng Malaysia Bhd	16,973
14,900	Lingkaran Trans Kota Holdings Bhd	16,224
182,100	Malaysia Building Society Bhd	44,374
99,375	Matrix Concepts Holdings Bhd	47,625
22,500	Muhibbah Engineering M Bhd	15,657
22,300	Oriental Holdings BHD	35,097
241,800	OSK Holdings Bhd	53,809
35,400	Petronas Chemicals Group Bhd	73,160
30,900	RHB Bank Bhd	41,034
53,118	Syarikat Takaful Malaysia Keluarga Bhd	54,726
		834,647

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Mexico – 2.5%
77,300	Alfa S.A.B. de C.V. - Class A	$97,301
48,600	Alpek S.A.B. de C.V. *	66,283
7,700	America Movil S.A.B. de C.V. - ADR	123,585
52,000	Credito Real S.A.B. de C.V. SOFOM ER	53,598
25,800	Fibra MTY SAPI de C.V. - REIT	16,325
20,700	Gentera S.A.B. de C.V.	15,101
80,100	Grupo Comercial Chedraui S.A. de C.V.	155,196
26,800	Grupo Financiero Banorte S.A.B. de C.V. - Class O	148,784
27,512	Grupo Herdez S.A.B. de C.V.	60,067
15,500	Macquarie Mexico Real Estate Management S.A. de C.V. - REIT [1]	17,014
4,200	Megacable Holdings S.A.B. de C.V.	18,885
89,600	Nemak S.A.B. de C.V. [1]	70,191
		842,330
	Peru – 0.2%
61,923	Ferreycorp S.A.A.	46,896
681	Intercorp Financial Services, Inc.	31,326
		78,222
	Philippines – 1.0%
97,600	8990 Holdings, Inc.	18,082
18,760	Asia United Bank Corp.	21,420
25,220	Cebu Air, Inc.	42,607
30,900	China Banking Corp.	16,722
400,400	Cosco Capital, Inc. *	56,783
56,300	First Gen Corp.	22,083
3,270	Globe Telecom, Inc.	127,184
48,480	Semirara Mining & Power Corp.	22,049
177,500	Vista Land & Lifescapes, Inc.	19,893
		346,823
	Poland – 1.1%
12,175	Famur S.A.	16,319
572	Firma Oponiarska Debica S.A.	13,383
2,338	Grupa Lotos S.A.	58,455
2,038	Jastrzebska Spolka Weglowa S.A. *	37,472
27,225	LC Corp. S.A.	17,537
2,744	PKP Cargo S.A. *	30,295
24,559	Polskie Gornictwo Naftowe i Gazownictwo S.A.	50,414
9,034	Powszechny Zaklad Ubezpieczen S.A.	108,554
2,158	Warsaw Stock Exchange	23,218
		355,647
	Qatar – 0.8%
3,577	Barwa Real Estate Co.	40,111

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Qatar (Continued)
20,192	Commercial Bank QSC	$235,390
		275,501
	Russia – 3.3%
22,000	Alrosa PJSC	33,223
2,133	Bashneft PAO	63,307
1,146	Cherkizovo Group PJSC	21,026
25,400	Gazprom Neft PJSC	132,959
48,083	Gazprom PJSC - ADR	235,087
3,770,000	IDGC of Centre and Volga Region PJSC	15,762
646,000	Inter RAO UES PJSC	37,829
126,900	Magnitogorsk Iron & Steel Works OJSC	84,118
13,550	Rosneft Oil Co. PJSC	85,221
81,930	Sberbank of Russia PJSC	273,867
125,200	Surgutneftegas OJSC	52,401
124,260,000	VTB Bank PJSC	71,853
		1,106,653
	South Africa – 6.5%
6,073	Absa Group Ltd.	85,224
2,828	African Rainbow Minerals Ltd.	31,745
4,200	AngloGold Ashanti Ltd. - ADR	60,018
13,382	Astral Foods Ltd.	164,089
133,889	Delta Property Fund Ltd. - REIT	43,103
14,829	Emira Property Fund Ltd. - REIT	17,664
5,299	Exxaro Resources Ltd.	61,763
14,200	Harmony Gold Mining Co., Ltd. - ADR *	28,116
7,276	Invicta Holdings Ltd.	19,249
882	Kumba Iron Ore Ltd.	22,703
377,577	Merafe Resources Ltd.	39,853
995	Mondi Ltd.	24,742
1,491	Motus Holdings Ltd. *	10,034
2,796	Naspers Ltd. - N Shares	646,779
12,975	Nedbank Group Ltd.	280,814
231,719	Old Mutual Ltd.	409,068
11,027	Stenprop Ltd.	16,212
49,697	Telkom S.A. SOC Ltd.	251,451
		2,212,627
	South Korea – 13.6%
445	Binggrae Co., Ltd. *	27,396
6,316	BNK Financial Group, Inc. *	41,781
1,228	Chongkundang Holdings Corp. *	70,686
1,345	Daelim Industrial Co., Ltd. *	129,027
3,702	Daesang Holdings Co., Ltd. *	27,098

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	South Korea (Continued)
4,181	Daewon Pharmaceutical Co., Ltd.	$64,528
299	E1 Corp.	16,335
6,217	Eugene Corp. *	41,978
310	F&F Co., Ltd. *	11,865
2,646	GS Engineering & Construction Corp.	112,157
861	GS Holdings Corp.	42,142
148	GS Home Shopping, Inc.	25,273
5,658	Hana Financial Group, Inc.	203,442
1,783	Hanmi Semiconductor Co., Ltd.	12,835
870	HDC Hyundai Development Co.-Engineering & Construction - Class E *	38,669
8,198	Huvis Corp. *	56,904
425	Hyosung Corp. *	26,839
3,364	Hyundai Motor Securities Co., Ltd.	30,474
12,248	Industrial Bank of Korea *	156,886
3,231	JB Financial Group Co., Ltd.	18,078
1,100	KB Financial Group, Inc. - ADR *	46,981
6,165	Kia Motors Corp.	201,584
700	Korea Gas Corp. *	34,115
661	Korea Investment Holdings Co., Ltd. *	38,337
18,222	Korea Real Estate Investment & Trust Co., Ltd.	43,356
3,900	KT Corp. - ADR *	53,898
2,084	KT Skylife Co., Ltd. *	21,202
1,550	Kumho Industrial Co., Ltd.	18,244
420	Kumho Petrochemical Co., Ltd. *	34,064
2,440	LF Corp. *	54,284
4,076	LG Uplus Corp.	55,401
255	Lotte Chemical Corp. *	68,971
130	Lotte Food Co., Ltd. *	74,776
125	Lotte Shopping Co., Ltd. *	22,049
3,051	Meritz Financial Group, Inc.	33,949
2,700	POSCO - ADR	162,594
1,492	S&T Motiv Co., Ltd. *	45,739
431	Samjin Pharmaceutical Co., Ltd. *	14,867
623	Samsung Electro-Mechanics Co., Ltd.	60,970
34,001	Samsung Electronics Co., Ltd.	1,417,642
2,107	Samyang Holdings Corp. *	157,892
529	SFA Engineering Corp. *	19,517
1,000	Shinhan Financial Group Co., Ltd. - ADR *	38,480
382	Shinyoung Securities Co., Ltd.	20,429
242	SK Holdings Co., Ltd.	57,484
5,173	SK Hynix, Inc.	345,917
6,400	SK Telecom Co., Ltd. - ADR	162,496
10,947	Sungwoo Hitech Co., Ltd. *	40,561
2,582	Taeyoung Engineering & Construction Co., Ltd. *	31,067

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	South Korea (Continued)
3,510	WiSoL Co., Ltd.	$49,718
2,060	Woori Bank * 2	29,831
		4,610,808
	Taiwan – 10.8%
60,000	Asia Cement Corp.	72,142
6,000	Aten International Co., Ltd.	18,379
11,000	Catcher Technology Co., Ltd.	84,679
116,000	Central Reinsurance Co., Ltd.	66,878
16,000	Chailease Holding Co., Ltd.	59,759
46,000	Cheng Uei Precision Industry Co., Ltd.	36,337
52,000	China Life Insurance Co., Ltd.	47,377
45,000	China Motor Corp.	35,185
18,000	Chipbond Technology Corp.	39,997
20,000	ChipMOS Technologies, Inc.	16,350
8,000	Chlitina Holding Ltd.	76,747
82,000	Chung Hung Steel Corp. *	31,672
1,900	Chunghwa Telecom Co., Ltd. - ADR	66,690
22,000	Coretronic Corp.	32,982
24,000	Darfon Electronics Corp.	35,452
3,000	Egis Technology, Inc.	20,185
16,400	Elan Microelectronics Corp.	46,266
68,000	Far Eastern Department Stores Ltd.	36,540
32,000	Far Eastern New Century Corp.	31,409
7,000	FLEXium Interconnect, Inc.	17,463
31,000	Formosa Advanced Technologies Co., Ltd.	33,956
2,000	Formosa Sumco Technology Corp.	8,282
25,000	Getac Technology Corp.	37,605
7,000	Globalwafers Co., Ltd.	69,221
61,000	Goldsun Building Materials Co., Ltd.	17,394
45,000	Hannstar Board Corp.	35,891
37,000	Hey Song Corp.	36,127
19,000	Hung Sheng Construction Ltd.	17,556
12,000	International CSRC Investment Holdings Co.	17,137
105,000	Jih Sun Financial Holdings Co., Ltd.	31,123
3,000	Kung Long Batteries Industrial Co., Ltd.	15,407
33,000	Lite-On Technology Corp.	49,277
5,256	Lotes Co., Ltd.	37,294
10,000	Marketech International Corp.	16,910
64	Merry Electronics Co., Ltd.	336
40,000	Nanya Technology Corp.	81,236
41,000	Powertech Technology, Inc.	96,252
70,000	President Securities Corp.	30,309
14,000	Radiant Opto-Electronics Corp.	40,169

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Taiwan (Continued)
14,400	Ruentex Industries Ltd.	$38,873
22,000	Shanghai Commercial & Savings Bank Ltd.	31,481
42,000	Shinkong Insurance Co., Ltd.	49,054
49,000	Shinkong Synthetic Fibers Corp.	19,010
12,000	Shinkong Textile Co., Ltd.	16,552
6,000	Simplo Technology Co., Ltd.	44,055
16,000	Sino-American Silicon Products, Inc.	35,201
11,000	TA Chen Stainless Pipe	16,013
18,000	TaiDoc Technology Corp.	109,048
80,800	Taiwan Cement Corp.	100,143
21,800	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	820,116
22,000	Taiwan Styrene Monomer	17,485
29,000	Taiwan Surface Mounting Technology Corp.	44,279
5,000	Tong Hsing Electronic Industries Ltd.	18,377
14,000	Topco Scientific Co., Ltd.	32,771
12,000	Tripod Technology Corp.	32,285
24,000	Unimicron Technology Corp.	17,956
95,000	Union Bank Of Taiwan	30,966
5,000	United Integrated Services Co., Ltd.	15,458
35,640	UPC Technology Corp.	14,405
104,000	Walsin Lihwa Corp.	60,329
7,000	Walsin Technology Corp.	40,502
85,008	Waterland Financial Holdings Co., Ltd.	27,549
74,000	Wei Chuan Foods Corp. *	51,451
17,000	Wisdom Marine Lines Co., Ltd.	16,210
15,000	WT Microelectronics Co., Ltd.	20,103
9,584	Yageo Corp.	104,795
86,000	YFY, Inc.	32,556
338,000	Yuanta Financial Holding Co., Ltd.	189,113
19,000	Zhen Ding Technology Holding Ltd.	49,933
		3,640,040
	Thailand – 2.1%
17,200	AAPICO Hitech PCL	12,247
1,800	Bangkok Insurance PCL	19,070
38,400	Banpu PCL	20,472
27,300	Dhipaya Insurance PCL	20,018
237,700	Dynasty Ceramic PCL	15,983
36,300	Esso Thailand PCL	12,716
39,300	GFPT PCL	18,296
42,100	Indorama Ventures PCL	64,921
26,800	Krung Thai Bank PCL	17,021
359,100	LH Financial Group PCL	16,446
17,000	PTT Exploration & Production PCL	67,148

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Thailand (Continued)
31,600	PTT Global Chemical PCL	$69,027
89,500	PTT PCL	139,372
22,400	Saha-Union PCL	33,339
28,200	Somboon Advance Technology PCL	16,994
55,800	SPCG PCL	33,970
8,200	Thai Stanley Electric PCL	58,780
34,500	Thai Vegetable Oil PCL	32,024
24,700	Vinythai PCL	19,353
48,600	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust - REIT	17,734
		704,931
	Turkey – 0.7%
85,251	Dogan Sirketler Grubu Holding A.S. *	18,635
31,425	Eregli Demir ve Celik Fabrikalari TAS	51,613
14,005	Tekfen Holding A.S.	66,803
14,958	Turk Hava Yollari AO *	44,559
23,667	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	62,405
		244,015
	United Arab Emirates – 0.7%
126,577	Dubai Islamic Bank PJSC	175,816
28,748	Emaar Development PJSC	31,306
2,189	Orascom Construction Ltd.	14,256
		221,378
	Total Common Stocks (Cost $29,411,572)	32,464,974
	Preferred Stocks – 3.9%
	Brazil – 2.8%
14,400	Banco do Estado do Rio Grande do Sul S.A. - Preference	92,783
112,700	Banco Pan S.A. - Preference	67,363
7,900	Cia de Saneamento do Parana - Preference	29,242
1,300	Cia de Transmissao de Energia Eletrica Paulista - Preference	28,019
5,300	Cia Paranaense de Energia - Preference	51,311
4,000	Gerdau S.A. - Preference	17,164
111,283	Itausa - Investimentos Itau S.A. - Preference	411,911
16,600	Petroleo Brasileiro S.A. - ADR - Preference	234,724
		932,517
	Russia – 0.3%
151,800	Surgutneftegas OAO - Preference	94,011

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	South Korea – 0.8%
8,150	Samsung Electronics Co., Ltd. - Preference	$276,168
	Total Preferred Stocks (Cost $897,599)	1,302,696

	Right – 0.0%
	Brazil – 0.0%
71	LOG Commercial Properties e Participacoes S.A. *	—
	Total Rights (Cost $—)	—

	Warrant – 0.0%
	Malaysia – 0.0%
4,260	Kim Loong Resources Bhd *	302
	Total Warrants (Cost $—)	302

Principal Amount
	Short-Term Investments – 0.1%
$44,019	UMB Money Market Fiduciary, 0.25% [4]	44,019
	Total Short-Term Investments (Cost $44,019)	44,019

	Total Investments – 100.0% (Cost $30,353,190)	33,811,991
	Other Assets in Excess of Liabilities – 0.0%	12,760

	Total Net Assets – 100.0%	$33,824,751

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $379,846 which represents 1.1% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.1% of Net Assets. The total value of these securities is $29,831.
[3]	Illiquid security, represents 0.0% of Net Assets. The total value of these securities is $0.

[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 97.8%
	Australia – 6.5%
647,112	Accent Group Ltd.	$615,220
726,504	Australian Pharmaceutical Industries Ltd.	666,459
36,909	Cedar Woods Properties Ltd.	131,732
35,576	Charter Hall Retail REIT - REIT	117,887
437,469	CSR Ltd.	931,192
479,445	Downer EDI Ltd.	2,493,762
416,583	FlexiGroup Ltd.	399,232
216,165	Inghams Group Ltd.	723,729
174,439	Integrated Research Ltd.	310,470
7,663	JB Hi-Fi Ltd.	124,606
209,822	Link Administration Holdings Ltd.	1,093,280
36,858	Magellan Financial Group Ltd.	767,861
219,537	Navigator Global Investments Ltd.	484,060
58,067	New Hope Corp. Ltd.	169,537
620,917	NRW Holdings Ltd.	867,894
841,791	Resolute Mining Ltd.	693,160
469,545	Sandfire Resources NL	2,395,338
2,213,227	Seven West Media Ltd. *	870,039
252,997	Super Retail Group Ltd.	1,341,912
327,472	Tassal Group Ltd.	1,039,665
123,983	Virtus Health Ltd.	379,213
445,596	Whitehaven Coal Ltd.	1,612,431
		18,228,679
	Austria – 0.6%
11,896	Agrana Beteiligungs A.G.	248,622
17,895	AT&S Austria Technologie & Systemtechnik A.G.	369,421
2,960	BAWAG Group A.G. [1]	125,559
113,972	Telekom Austria A.G. *	871,337
6,160	Wienerberger A.G.	138,189
		1,753,128
	Belgium – 1.4%
902	Barco N.V.	110,335
33,660	Bekaert S.A.	906,570
43,843	bpost S.A.	401,913
2,913	Elia System Operator S.A.	213,049
17,829	Euronav N.V.	139,592
47,869	Fagron	872,775

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Belgium (Continued)
13,580	Intervest Offices & Warehouses N.V. - REIT	$329,748
1,687	Montea C.V.A - REIT	119,714
8,472	Ontex Group N.V.	180,403
19,339	Orange Belgium S.A.	370,091
2,458	Retail Estates N.V. - REIT	218,067
		3,862,257
	Denmark – 1.2%
8,874	D/S Norden A/S *	124,011
62,742	Matas A/S	711,840
11,459	NNIT A/S [1]	330,200
26,327	PER Aarsleff A/S - Class B	867,826
95,067	Scandinavian Tobacco Group A/S [1]	1,229,946
12,436	TORM PLC *	79,126
		3,342,949
	Finland – 1.7%
21,226	Aktia Bank OYJ	230,831
10,953	Atria OYJ	103,709
76,688	Cramo OYJ	1,464,068
62,537	Oriola Oyj - Class B	155,680
176,532	Ramirent OYJ	1,210,245
95,956	Sanoma OYJ	932,609
27,004	Tieto OYJ	774,499
4,998	YIT OYJ	32,317
		4,903,958
	France – 3.8%
5,710	Albioma S.A.	127,993
13,817	Altran Technologies S.A.	130,521
2,368	Boiron S.A.	130,908
3,053	Bonduelle SCA	109,897
10,818	Cie des Alpes	300,878
27,956	Eramet	1,947,852
22,428	Faurecia	981,177
2,106	Guerbet	136,190
18,648	Kaufman & Broad S.A.	752,449
68,749	Korian S.A.	2,445,252
48,123	Mercialys S.A. - REIT	738,198
1,795	Mersen	58,721

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
55,133	Neopost S.A.	$1,383,727
3,427	Nexity S.A.	160,051
136,606	Television Francaise [1]	1,106,982
		10,510,796
	Germany – 5.3%
1,906	Bijou Brigitte A.G.	86,825
30,306	Corestate Capital Holding S.A. *	1,110,677
257,447	Deutz A.G.	1,833,069
5,802	Dialog Semiconductor PLC *	169,538
42,188	DIC Asset A.G.	476,313
43,783	DWS Group GmbH & Co. KGaA * , 1	1,178,132
37,749	Elmos Semiconductor A.G.	1,032,297
19,146	Encavis A.G.	126,495
15,767	Gerresheimer A.G.	1,067,718
33,101	GFT Technologies S.E.	290,904
13,845	JOST Werke A.G. [1]	487,003
169,918	Kloeckner & Co. S.E.	1,269,922
13,991	LEG Immobilien A.G.	1,643,482
16,972	SAF-Holland S.A.	212,221
21,505	Salzgitter A.G.	649,703
23,007	Siltronic A.G.	2,285,643
8,036	TLG Immobilien A.G.	246,497
15,667	VERBIO Vereinigte BioEnergie A.G.	125,343
21,084	Zeal Network S.E.	530,700
		14,822,482
	Hong Kong – 2.0%
172,000	Chow Sang Sang Holdings International Ltd.	252,748
2,849,000	CITIC Telecom International Holdings Ltd.	1,038,241
4,700,000	CSI Properties Ltd.	222,386
1,584,000	First Pacific Co., Ltd.	687,015
492,700	IT Ltd.	266,662
877,000	K Wah International Holdings Ltd.	483,707
140,000	Kowloon Development Co., Ltd.	159,248
6,982,000	Pacific Basin Shipping Ltd.	1,386,399
14,000	Polytec Asset Holdings Ltd.	1,505
725,000	Sun Hung Kai & Co., Ltd.	343,339
640,000	Xinyi Glass Holdings Ltd.	779,537
		5,620,787
	Ireland – 0.6%
20,191	Glanbia PLC	385,827
510,636	Irish Residential Properties REIT PLC	876,678

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
63,609	Origin Enterprises PLC	$416,345
		1,678,850
	Israel – 2.0%
2,307	Delek Group Ltd.	402,564
24,585	Discount Investment Corp. Ltd.	69,400
134,974	Gazit-Globe Ltd.	1,104,289
138,058	Harel Insurance Investments & Financial Services Ltd.	963,387
186,403	Israel Discount Bank Ltd. - Class A	659,271
19,400	Ituran Location and Control Ltd.	639,230
37,208	Matrix IT Ltd.	451,181
8,525	Norstar Holdings, Inc.	111,082
1,406	Paz Oil Co., Ltd.	209,968
62,370	Tower Semiconductor Ltd. *	931,307
		5,541,679
	Italy – 3.3%
1,314,287	A2A S.p.A.	2,397,968
6,883	Amplifon S.p.A.	123,307
313,139	BPER Banca	1,061,167
216,627	Cairo Communication S.p.A.	943,196
147,801	CIR-Compagnie Industriali Riunite S.p.A.	171,264
9,910	Danieli & C Officine Meccaniche S.p.A.	160,838
92,614	Maire Tecnimont S.p.A.	371,717
140,779	Piaggio & C S.p.A.	323,339
564,069	Saras S.p.A.	1,201,802
540,049	Unipol Gruppo S.p.A.	2,472,469
		9,227,067
	Japan – 31.1%
42,200	Advantest Corp.	965,811
356	AEON REIT Investment Corp.	416,382
14,200	Aichi Steel Corp.	447,592
7,800	Akita Bank Ltd.	156,613
100,050	AOKI Holdings, Inc.	1,178,458
84,400	Arcs Co., Ltd.	1,885,431
9,200	Asahi Holdings, Inc.	195,782
22,900	Avex Group Holdings, Inc.	307,951
9,799	Axial Retailing, Inc.	311,374
12,100	Bank of Saga Ltd.	192,318
34,600	Canon Electronics, Inc.	568,836
9,700	Chiyoda Integre Co., Ltd.	170,024
7,000	Chori Co., Ltd.	102,021
15,900	Cleanup Corp.	85,238
5,797	CMIC Holdings Co., Ltd.	86,560

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
41,300	Daido Metal Co., Ltd.	$291,122
25,100	Daiho Corp.	801,966
9,576	Daiichi Jitsugyo Co., Ltd.	302,562
8,000	Daiwabo Holdings Co., Ltd.	430,448
7,400	Dip Corp.	135,090
11,400	Elematec Corp.	187,932
23,400	Exedy Corp.	590,073
20,400	FCC Co., Ltd.	518,753
56,900	Financial Products Group Co., Ltd.	624,813
31	Frontier Real Estate Investment Corp. - REIT	126,613
11,000	Fudo Tetra Corp.	167,133
21,500	Fujicco Co., Ltd.	458,544
33,774	Fujimi, Inc.	696,365
6,000	Fuso Pharmaceutical Industries Ltd.	138,378
686	GLP J-Reit - REIT	729,060
20,600	Godo Steel Ltd.	336,164
12,700	Hakuto Co., Ltd.	135,043
185,400	Haseko Corp.	2,056,335
71,200	Heiwado Co., Ltd.	1,651,131
6,400	Hibiya Engineering Ltd.	100,238
23,500	Hitachi Capital Corp.	535,576
17,500	Hokkaido Electric Power Co., Inc.	121,382
73,700	Hokuhoku Financial Group, Inc.	844,865
149,100	Hosiden Corp.	1,134,073
68,200	Inabata & Co., Ltd.	898,896
11,583	Invesco Office J-REIT, Inc.	1,746,912
5,946	Invincible Investment Corp. - REIT	2,587,666
66,400	Itochu Enex Co., Ltd.	580,639
19,000	J-Oil Mills, Inc.	662,993
98,200	Japan Aviation Electronics Industry Ltd.	1,279,801
2,198	Japan Hotel REIT Investment Corp.	1,686,118
22,700	Japan Investment Adviser Co., Ltd.	833,342
85,900	Japan Securities Finance Co., Ltd.	471,421
7,000	Kaga Electronics Co., Ltd.	130,110
20,600	Kaken Pharmaceutical Co., Ltd.	973,173
29,900	Kanamoto Co., Ltd.	830,762
96,040	Kanematsu Corp.	1,156,265
31,600	Keihin Corp.	565,687
7,400	Krosaki Harima Corp.	389,605
55,000	Kumagai Gumi Co., Ltd.	1,725,202
25,500	KYORIN Holdings, Inc.	541,465
10,800	Kyowa Exeo Corp.	265,445
48,400	LIXIL VIVA Corp.	697,140
36,200	Makino Milling Machine Co., Ltd.	1,482,061

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
9,300	Mars Group Holdings Corp.	$182,638
12,200	Maruha Nichiro Corp.	415,915
39,300	MCJ Co., Ltd.	265,846
570	MCUBS MidCity Investment Corp. - REIT	481,418
757	Mirai Corp. - REIT	1,328,458
27,086	Misawa Homes Co., Ltd.	186,289
5,600	Mitsubishi Shokuhin Co., Ltd.	146,467
11,600	Mixi, Inc.	294,062
3,700	Miyazaki Bank Ltd.	92,971
38,800	Musashi Seimitsu Industry Co., Ltd.	564,228
32,600	Nanto Bank Ltd.	665,735
21,400	NEC Networks & System Integration Corp.	472,680
72,000	Nichi-iko Pharmaceutical Co., Ltd.	1,087,398
5,700	Nichias Corp.	98,840
24,300	Nippon Carbon Co., Ltd.	966,047
187,000	Nippon Light Metal Holdings Co., Ltd.	414,953
158,400	Nippon Sheet Glass Co., Ltd.	1,432,635
25,900	Nippon Steel & Sumikin Bussan Corp.	1,083,155
16,500	Nishimoto Co., Ltd.	691,839
14,800	Nishio Rent All Co., Ltd.	464,706
17,800	Nissin Electric Co., Ltd.	155,848
269,800	North Pacific Bank Ltd.	722,003
29,500	NS United Kaiun Kaisha Ltd.	753,932
405,500	Orient Corp.	477,489
156,500	OSJB Holdings Corp.	436,542
13,000	Oyo Corp.	137,106
28,300	Penta-Ocean Construction Co., Ltd.	166,135
71,700	Pressance Corp.	976,467
13,200	Proto Corp.	184,064
30,100	Qol Holdings Co., Ltd.	470,266
10,308	Retail Partners Co., Ltd.	106,030
21,600	Roland DG Corp.	420,769
62,900	Ryoyo Electro Corp.	859,996
6,765	San ju San Financial Group, Inc.	101,021
29,100	Sanki Engineering Co., Ltd.	303,732
20,400	Sanoh Industrial Co., Ltd.	111,368
11,200	Sanyo Chemical Industries Ltd.	537,379
14,500	Sawai Pharmaceutical Co., Ltd.	747,214
14,900	Shikoku Electric Power Co., Inc.	188,815
185,000	Shinoken Group Co., Ltd.	1,396,753
48,900	Showa Corp.	630,521
52,900	Showa Denko KK	1,776,783
10,200	Sinanen Holdings Co., Ltd.	207,404
309,400	SKY Perfect JSAT Holdings, Inc.	1,362,680

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
73,400	Sodick Co., Ltd.	$556,889
596,100	Sojitz Corp.	2,291,848
19,300	Starzen Co., Ltd.	659,364
21,700	Sumitomo Forestry Co., Ltd.	283,034
103,200	Sumitomo Mitsui Construction Co., Ltd.	659,030
23,100	Sun Frontier Fudousan Co., Ltd.	254,081
53,300	T-Gaia Corp.	1,039,616
65,100	Taiyo Yuden Co., Ltd.	1,147,183
47,200	Takeuchi Manufacturing Co., Ltd.	859,875
12,800	Tanseisha Co., Ltd.	136,319
8,763	Tekken Corp.	212,077
8,680	Toenec Corp.	248,612
117,900	Tokai Carbon Co., Ltd.	1,618,555
37,500	Tokai Rika Co., Ltd.	667,212
42,100	Tokyo Seimitsu Co., Ltd.	1,232,921
44,100	Tokyo Steel Manufacturing Co., Ltd.	372,366
15,800	Topre Corp.	345,936
36,900	Tosei Corp.	345,541
14,700	Towa Pharmaceutical Co., Ltd.	1,032,976
65,900	Toyo Construction Co., Ltd.	251,076
23,100	Toyo Ink SC Holdings Co., Ltd.	523,520
38,200	Toyota Boshoku Corp.	621,748
83,600	TSI Holdings Co., Ltd.	562,032
19,500	Tsubakimoto Chain Co.	722,124
42,700	Ube Industries Ltd.	965,568
28,600	UKC Holdings Corp.	505,568
27,800	Unipres Corp.	537,995
38,900	United Super Markets Holdings, Inc.	416,328
2,200	V Technology Co., Ltd.	314,063
15,000	Valor Holdings Co., Ltd.	364,286
98,700	Vital KSK Holdings, Inc.	1,005,463
18,200	Yahagi Construction Co., Ltd.	114,623
101,691	Yurtec Corp.	859,434
35,500	Zenkoku Hosho Co., Ltd.	1,244,746
		87,227,359
	Netherlands – 2.4%
47,045	Flow Traders [1]	1,453,834
13,659	ForFarmers N.V.	132,769
408,525	Koninklijke BAM Groep N.V.	1,460,347
20,842	Koninklijke Volkerwessels N.V.	357,635
64,740	NIBC Holding N.V. [1]	642,599
13,846	SBM Offshore N.V.	228,531
48,215	Signify N.V. [1]	1,194,382

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Netherlands (Continued)
39,167	Wereldhave N.V. - REIT	$1,255,061
		6,725,158
	New Zealand – 0.7%
332,329	Air New Zealand Ltd.	646,259
94,195	Contact Energy Ltd.	394,118
66,193	Infratil Ltd.	172,647
108,881	New Zealand Refining Co., Ltd.	175,573
351,434	SKY Network Television Ltd.	459,454
		1,848,051
	Norway – 2.6%
143,046	Austevoll Seafood A.S.A.	1,826,752
554,640	B2Holding A.S.A.	940,290
395,415	DNO A.S.A.	760,534
249,483	Elkem A.S.A. *, 1	725,243
22,625	Evry A.S. [1]	82,799
88,119	Golden Ocean Group Ltd.	453,149
73,456	Selvaag Bolig A.S.A.	378,164
99,499	SpareBank 1 Nord Norge	780,125
123,311	SpareBank 1 SMN	1,267,526
13,072	Stolt-Nielsen Ltd.	157,735
		7,372,317
	Portugal – 0.6%
120,382	Altri SGPS S.A.	996,069
102,848	NOS SGPS S.A.	667,129
		1,663,198
	Singapore – 1.7%
736,900	Cache Logistics Trust - REIT	399,542
151,700	CapitaLand Retail China Trust - REIT	169,099
1,191,500	ESR-REIT - REIT	465,466
1,459,447	Japfa Ltd.	903,725
186,700	Keppel DC REIT - REIT	199,695
2,028,629	Lippo Malls Indonesia Retail Trust - REIT	361,663
649,075	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	200,672
898,400	Soilbuild Business Space REIT	403,753
709,700	Starhill Global REIT - REIT	376,992
405,000	StarHub Ltd.	536,711
902,206	Yanlord Land Group Ltd.	853,014
		4,870,332
	Spain – 2.3%
33,822	Applus Services S.A.	387,743
36,011	CIE Automotive S.A.	1,011,337

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
130,162	Ence Energia y Celulosa S.A.	$1,010,696
1,612	Faes Farma S.A.	5,477
260,729	Gestamp Automocion S.A. [1]	1,525,013
1,369,757	Liberbank S.A. *	676,491
720,835	Sacyr S.A.	1,740,003
		6,356,760
	Sweden – 5.9%
315,089	Arjo A.B.	1,121,062
13,843	Betsson A.B. *	127,492
143,097	Bilia A.B. - A Shares	1,258,893
231,557	Dios Fastigheter A.B.	1,661,519
4,913	Intrum A.B.	140,399
77,413	Inwido A.B.	496,215
743,611	Klovern A.B. - B Shares	905,673
21,900	Lindab International A.B.	176,490
67,781	Loomis A.B. - Class B	2,431,906
145,605	Nobia A.B.	844,317
149,720	Nobina A.B. [1]	1,026,839
297,354	Peab A.B.	2,478,751
38,850	Recipharm A.B. - B Shares *	500,956
152,247	Resurs Holding A.B. [1]	1,003,497
48,783	SAS A.B. *	131,888
472,678	SSAB A.B.	1,582,618
58,641	Tethys Oil A.B.	448,351
16,939	Wihlborgs Fastigheter A.B.	220,990
		16,557,856
	Switzerland – 3.5%
6,075	ALSO Holding A.G. *	785,897
5,717	BKW A.G.	402,292
2,457	Feintool International Holding A.G. *	192,563
38,340	Galenica A.G. *, 1	1,750,586
17,234	Implenia A.G.	607,848
379	Intershop Holding A.G.	189,515
34,569	Landis+Gyr Group A.G. *	2,232,473
36,026	Mobilezone Holding A.G.	387,987
4,985	Siegfried Holding A.G. *	1,758,227
3,430	Sunrise Communications Group A.G. *, 1	289,161
19,296	Swissquote Group Holding S.A.	908,707
9,542	Zehnder Group A.G.	319,022
		9,824,278

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	United Kingdom – 18.6%
306,142	Arrow Global Group PLC	$779,449
13,439	Barratt Developments PLC	95,060
25,055	Bellway PLC	931,889
78,509	Bovis Homes Group PLC	1,043,920
488,795	Capital & Regional PLC - REIT	185,927
337,608	Charter Court Financial Services Group PLC [1]	1,224,847
640,462	Cineworld Group PLC	2,198,102
119,682	Computacenter PLC	1,643,665
284,313	Conviviality PLC *, 3, 4	—
29,862	Crest Nicholson Holdings PLC	147,677
159,768	Dart Group PLC	1,661,596
1,175,190	Dixons Carphone PLC	2,128,259
298,944	Drax Group PLC	1,578,122
277,316	Empiric Student Property PLC - REIT	349,919
10,161	EnQuest PLC *	2,560
480,573	Equiniti Group PLC [1]	1,305,691
431,447	Evraz PLC	2,826,363
638,577	Faroe Petroleum PLC *	1,334,110
331,131	Ferrexpo PLC	1,124,690
524,158	Firstgroup PLC *	636,978
136,662	Galliford Try PLC	1,274,592
105,200	Go-Ahead Group PLC	2,482,356
227,884	Greene King PLC	1,797,785
111,425	Hansteen Holdings PLC - REIT	134,678
155,463	Hikma Pharmaceuticals PLC	3,289,091
195,061	International Personal Finance PLC	527,565
928,359	Intu Properties PLC - REIT	1,409,586
316,982	John Laing Group PLC [1]	1,478,307
73,325	Keller Group PLC	499,156
462,662	Lookers PLC	655,397
496,548	Marston's PLC	617,038
19,322	Micro Focus International PLC	368,390
84,828	NewRiver REIT PLC	245,772
212,715	OneSavings Bank PLC	1,050,880
10,490	Oxford Instruments PLC	123,695
28,443	Pagegroup PLC	164,939
2,183,416	Pendragon PLC	747,471
208,963	Petrofac Ltd.	1,506,074
118,250	Photo-Me International PLC	147,968
298,308	Playtech PLC	1,517,012
144,038	Plus500 Ltd.	2,903,696
1,021,153	RDI REIT PLC - REIT	415,881
71,571	Redrow PLC	545,823
254,826	Regional REIT Ltd. - REIT [1]	341,595

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	United Kingdom (Continued)
1,083,066	Saga PLC	$1,549,165
41,436	Savills PLC	452,834
11,590	Staffline Group PLC[3]	101,853
957,078	Stagecoach Group PLC	1,950,687
290,491	Tate & Lyle PLC	2,622,306
37,137	TT Electronics PLC	100,032
		52,220,448
	Total Common Stocks (Cost $287,710,579)	275,843,992

Principal Amount
	International Bond – 0.0%
	ISRAEL – 0.0%
	IDB Development Corp., Ltd.
$14,382	4.95%, 12/18/2025	2,969
	Total International Bonds (Cost $2,927)	2,969

Number of Shares
	Preferred Stocks – 0.5%
	Germany – 0.5%
20,829	Sixt S.E.	1,332,880
	Total Preferred Stocks (Cost $1,154,467)	1,332,880
	Units – 0.8%
	Australia – 0.8%
200,143	Aventus Retail Property Fund Ltd. - REIT	308,587
82,293	Charter Hall Long Wale REIT - REIT	260,811
458,837	Cromwell Property Group - REIT	354,075
785,165	Shopping Centres Australasia Property Group - REIT	1,424,792
		2,348,265
	Total Units (Cost $688,298)	2,348,265

Principal Amount
	Short-Term Investments – 4.9%
$13,701,563	UMB Money Market Fiduciary, 0.25%[2]	13,701,563
	Total Short-Term Investments (Cost $13,701,563)	13,701,563

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2019 (Unaudited)

Value
Total Investments – 104.0% (Cost $303,257,834)	$291,544,066
Liabilities in Excess of Other Assets – (4.0)%	(11,246,303)

Total Net Assets – 100.0%	$280,297,763

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $17,395,233 which represents 6.2% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $101,853.
[4]	Illiquid security, represents 0.0% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes

At January 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$30,407,230	$304,646,464
Gross unrealized appreciation	$5,113,190	$19,229,421
Gross unrealized depreciation	(1,708,429)	(32,331,819)
Net unrealized appreciation (depreciation) on investments	$3,404,761	$(13,102,398)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ assets carried at fair value:

Emerging Markets	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Brazil	$1,839,916	$-	$-	$1,839,916
Chile	472,905	-	-	472,905
China	1,568,750	8,888,052	-	10,456,802
Colombia	228,800	-	-	228,800
Czech Republic	-	54,273	-	54,273
Egypt	63,117	-	-	63,117
Greece	57,539	33,902	-	91,441
Hungary	-	36,214	-	36,214
India	218,603	2,637,377	-	2,855,980
Indonesia	206,389	685,515	-	891,904
Malaysia	113,961	720,686	-	834,647
Mexico	842,330	-	-	842,330
Peru	78,222	-	-	78,222
Philippines	136,867	209,956	-	346,823
Poland	-	355,647	-	355,647
Qatar	235,390	40,111	-	275,501
Russia	-	1,106,653	-	1,106,653
South Africa	398,338	1,814,289	-	2,212,627
South Korea	591,894	3,989,083	29,831	4,610,808
Taiwan	886,806	2,753,234	-	3,640,040
Thailand	102,167	602,764	-	704,931
Turkey	-	244,015	-	244,015
United Arab Emirates	45,562	175,816	-	221,378
Preferred Stocks
Brazil	932,517	-	-	932,517
Russia	-	94,011	-	94,011
South Korea	-	276,168	-	276,168
Rights	-	-	-	-
Warrants*	302	-	-	302
Short-Term Investments	44,019	-	-	44,019
Total Investments	$9,064,394	$24,717,766	$29,831	$33,811,991

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

International Small Cap	Level 1	Level 2	Level 3	Total
Investments
Common Stock
Australia	$256,338	$17,972,341	$-	$18,228,679
Austria	386,811	1,366,317	-	1,753,128
Belgium	702,854	3,159,403	-	3,862,257
Denmark	1,658,792	1,684,157	-	3,342,949
Finland	1,619,748	3,284,210	-	4,903,958
France	1,784,855	8,725,941	-	10,510,796
Germany	628,203	14,194,279	-	14,822,482
Hong Kong	-	5,620,787	-	5,620,787
Ireland	876,678	802,172	-	1,678,850
Israel	849,198	4,692,481	-	5,541,679
Italy	160,838	9,066,229	-	9,227,067
Japan	1,569,123	85,658,236	-	87,227,359
Netherlands	1,453,834	5,271,324	-	6,725,158
New Zealand	-	1,848,051	-	1,848,051
Norway	-	7,372,317	-	7,372,317
Portugal	-	1,663,198	-	1,663,198
Singapore	765,416	4,104,916	-	4,870,332
Spain	5,477	6,351,283	-	6,356,760
Sweden	496,215	16,061,641	-	16,557,856
Switzerland	-	9,824,278	-	9,824,278
United Kingdom	7,836,455	44,282,140	101,853	52,220,448
International Bonds**	-	2,969	-	2,969
Preferred Stocks***	-	1,332,880	-	1,332,880
Units
Australia	260,811	2,087,454	-	2,348,265
Short-Term Investments	13,701,563	-	-	13,701,563
Total Investments	$35,013,209	$256,429,004	$101,853	$291,544,066

*	All warrants held in the Funds are Level 1 securities. For a detailed break-out by country, please refer to the Schedule of Investments.
**	All international bonds and units held in the International Small Cap Fund are level 2 securities. For a detailed break-out by country, please refer to the Schedule of Investments.
***	All preferred stocks held in the International Small Cap Fund are level 2 securities. For a detailed break-out by country, please refer to the Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Small Cap Fund
Balance as of October 31, 2018	$-	$-
Transfers into Level 3 during the period		101,853
Transfers out of Level 3 during the period	-	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	933	-
Net purchases	28,898	-
Net sales	-	-
Principal paydown	-	-
Balance as of January 31, 2019	$29,831	$101,853

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2019:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	January 31, 2019	Methodologies	Input(1)	Increase in Input(2)
Emerging Markets Common Stock	$29,831	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase
International Small Cap Common Stock	$101,853	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/01/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/01/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/01/19